Leases (Details) - Schedule of Operating Lease Liability Maturity - USD ($) $ in Thousands	Sep. 28, 2024	Dec. 30, 2023
Schedule of Operating Lease Liability Maturity [Abstract]
2024	$ 1,318	$ 1,358
2025	1,130	1,126
2026	1,076	1,021
2027	1,103	1,035
2028	676	1,072
Thereafter		663
Total	5,674	6,275
Less: Imputed Interest	817	1,027
Operating lease, liability	4,857	5,248
Leases - Current	1,075	1,035
Leases - Non current	$ 3,782	$ 4,213